January 14, 2020

The Davenport Funds

Davenport Core Fund

Ticker Symbol: DAVPX

Davenport Value & Income Fund

Ticker Symbol: DVIPX

Davenport Equity Opportunities Fund

Ticker Symbol: DEOPX

Davenport Small Cap Focus Fund

Ticker Symbol: DSCPX

Davenport Balanced Income Fund

Ticker Symbol: DBALX

Supplement to Prospectus and

Statement of Additional Information

Dated August 1, 2019

Changes to the portfolio management team for the Davenport Core Fund, the Davenport Value & Income Fund and the Davenport Balanced Income Fund became effective on January 14, 2020 when Joel M. Ray was appointed to serve on the Investment Policy Committee (“IPC”) for Davenport & Company LLC. In addition, Kevin J. Hopkins, Jr. was appointed to manage the fixed income portion of the Davenport Balanced Income Fund.

Changes to the Statutory Prospectus

The disclosure in the section, “Management of the Fund - Portfolio Managers” in the Risk/Return Summary for the Davenport Core Fund, Davenport Value & Income Fund and Davenport Balanced Income Fund is replaced in its entirety as follows:

RISK/RETURN SUMMARY

Davenport Core Fund - Portfolio Managers (page 8)

The Core Fund is managed by the members of the Advisor’s Investment Policy Committee (“IPC”), each of whom has an equal role in the decision-making process. The members of the IPC are:

Name	Title with the Advisor	Length of Service to the Fund
John P. Ackerly, IV, CFA	Senior Vice President and Director	Since 1999
Michael S. Beall, CFA	Executive Vice President and Director	Since inception (1998)
E. Trigg Brown, Jr.	Executive Vice President and Director	Since 2002
Robert B. Giles	Executive Vice President and Director	Since 2007
Christopher G. Pearson, CFA	Senior Vice President	Since 2019
George L. Smith, III, CFA	Senior Vice President and Director	Since 2010
Joel M. Ray, CFA	Senior Vice President and Director	Since 2020

Davenport Value & Income Fund - Portfolio Managers (page 14)

The Value & Income Fund is managed by the members of the Advisor’s Investment Policy Committee (“IPC”), each of whom has an equal role in the decision-making process. The members of the IPC are:

Name	Title with the Advisor	Length of Service to the Fund
John P. Ackerly, IV, CFA	Senior Vice President and Director	Since inception (2010)
Michael S. Beall, CFA	Executive Vice President and Director	Since inception (2010)
E. Trigg Brown, Jr.	Executive Vice President and Director	Since inception (2010)
Robert B. Giles	Executive Vice President and Director	Since inception (2010)
Christopher G. Pearson, CFA	Senior Vice President	Since 2019
George L. Smith, III, CFA	Senior Vice President and Director	Since inception (2010)
Joel M. Ray, CFA	Senior Vice President and Director	Since 2020

Davenport Balanced Income Fund - Portfolio Managers (page 37)

The equity portion of the Balanced Income Fund is managed by members of the Advisor’s Investment Policy Committee (“IPC”) and the fixed income portion is managed by Charles A. Gomer, III, Kevin J. Hopkins Jr., CFA and Christopher T. Kelley, subject to oversight by the IPC. The IPC is responsible for determining the Fund’s asset allocations among equity and fixed income investments.

The portfolio managers of the Fund are listed below. Each portfolio manager has managed the Fund since its inception in 2015, with the exception of Christopher G. Pearson, who began managing the Fund in 2019 and Joel M. Ray and Kevin J. Hopkins, Jr., who began managing the Fund in 2020.

Name	Title with the Advisor
*John P. Ackerly, IV, CFA	Senior Vice President and Director
*Michael S. Beall, CFA	Executive Vice President and Director
*E. Trigg Brown, Jr.	Executive Vice President and Director
*Robert B. Giles	Executive Vice President and Director
*Christopher G. Pearson, CFA	Senior Vice President
*George L. Smith, III, CFA	Senior Vice President and Director
*Joel M. Ray, CFA	Senior Vice President and Director
Kevin J. Hopkins, Jr., CFA	Vice President
Charles A. Gomer, III	Senior Vice President
Christopher T. Kelley	Vice President

*	Member of the IPC

The section, “Management of the Funds” beginning on page 49 of the Prospectus is revised to add Joel Ray to the list of IPC members and to add Kevin J. Hopkins, Jr. to the list of Fund Portfolio Managers.

The members of the IPC are:

•	Joel M. Ray, CFA (age 65) joined the Advisor in 2004 and currently serves as Senior Vice President – Research and Director. Mr. Ray has been a member of the IPC since January 2020.

Fund Portfolio Managers. The Core Fund and the Value & Income Fund are each managed by the IPC members. The equity portion of the Balanced Income Fund is managed by the IPC members, while the fixed income portion is managed by Charles A. Gomer, III, Christopher T. Kelley and Kevin J. Hopkins, Jr. The Equity Opportunities Fund and the Small Cap Focused Fund are each managed by George L. Smith, III and Christopher G. Pearson.

•	Kevin J. Hopkins, Jr., CFA (age 43) joined the Advisor in 2019 and currently serves as Vice President. Prior to joining the Advisor, Mr. Hopkins was a Vice President and Portfolio Manager at Wells Fargo and Vice President Fixed-Income Manager at Deutsche Bank.

Please retain this Supplement for future reference

January 14, 2020

The Davenport Funds

Davenport Core Fund (DAVPX)

Supplement to the Summary Prospectus Dated August 1, 2019

Changes to the portfolio management team for the Davenport Core Fund became effective on January 14, 2020 when Joel M. Ray was appointed to serve on the Investment Policy Committee (“IPC”) for Davenport & Company LLC. Accordingly, the disclosure in the section “Management of the Fund - Portfolio Managers” on page 3 of the Summary Prospectus is replaced in its entirety as follows:

Portfolio Managers

The Core Fund is managed by the members of the Advisor’s Investment Policy Committee (“IPC”), each of whom has an equal role in the decision-making process. The members of the IPC are:

Name	Title with the Advisor	Length of Service to the Fund
John P. Ackerly, IV, CFA	Senior Vice President and Director	Since 1999
Michael S. Beall, CFA	Executive Vice President and Director	Since inception (1998)
E. Trigg Brown, Jr.	Executive Vice President and Director	Since 2002
Robert B. Giles	Executive Vice President and Director	Since 2007
Christopher G. Pearson, CFA	Senior Vice President	Since 2019
George L. Smith, III, CFA	Senior Vice President and Director	Since 2010
Joel M. Ray, CFA	Senior Vice President and Director	Since 2020

Please retain this Supplement for future reference

January 14, 2020

THE DAVENPORT FUNDS

Davenport Value & Income Fund (DVIPX)

Supplement to the Summary Prospectus Dated August 1, 2019

Changes to the portfolio management team for the Davenport Value & Income Fund became effective on January 14, 2020 when Joel M. Ray was appointed to serve on the Investment Policy Committee (“IPC”) for Davenport & Company LLC. Accordingly, the disclosure in the section, “Management of the Fund - Portfolio Managers” on page 4 of the Summary Prospectus is replaced in its entirety as follows:

Portfolio Managers

The Value & Income Fund is managed by the members of the Advisor’s Investment Policy Committee (“IPC”), each of whom has an equal role in the decision-making process. The members of the IPC are:

Name	Title with the Advisor	Length of Service to the Fund
John P. Ackerly, IV, CFA	Senior Vice President and Director	Since inception (2010)
Michael S. Beall, CFA	Executive Vice President and Director	Since inception (2010)
E. Trigg Brown, Jr.	Executive Vice President and Director	Since inception (2010)
Robert B. Giles	Executive Vice President and Director	Since inception (2010)
Christopher G. Pearson, CFA	Senior Vice President	Since 2019
George L. Smith, III, CFA	Senior Vice President and Director	Since inception (2010)
Joel M. Ray, CFA	Senior Vice President and Director	Since 2020

Please retain this Supplement for future reference

January 14, 2020

The Davenport Funds

Davenport Balanced Income Fund (DBALX)

Supplement to the Summary Prospectus Dated August 1, 2019

Changes to the portfolio management team for the Davenport Balanced Income Fund became effective on January 14, 2020 when Joel M. Ray was appointed to serve on the Investment Policy Committee (“IPC”) for Davenport & Company LLC and Kevin J. Hopkins, Jr. was appointed to manage the fixed income portion of the Fund. Accordingly, the disclosure in the section, “Management of the Fund - Portfolio Managers” on page 5 of the Summary Prospectus is replaced in its entirety as follows:

Portfolio Managers

The equity portion of the Balanced Income Fund is managed by members of the Advisor’s Investment Policy Committee (“IPC”) and the fixed income portion is managed by Charles A. Gomer, III, Kevin J. Hopkins, Jr. CFA and Christopher T. Kelley, subject to oversight by the IPC. The IPC is responsible for determining the Fund’s asset allocations among equity and fixed income investments.

The portfolio managers of the Fund are listed below. Each portfolio manager has managed the Fund since its inception in 2015, with the exception of Christopher G. Pearson, who began managing the Fund in 2019 and Joel M. Ray and Kevin J. Hopkins Jr., who began managing the Fund in 2020.

Name	Title with the Advisor
*John P. Ackerly, IV, CFA	Senior Vice President and Director
*Michael S. Beall, CFA	Executive Vice President and Director
*E. Trigg Brown, Jr.	Executive Vice President and Director
*Robert B. Giles	Executive Vice President and Director
*Christopher G. Pearson, CFA	Senior Vice President
*George L. Smith, III, CFA	Senior Vice President and Director
*Joel M. Ray, CFA	Senior Vice President and Director
Charles A. Gomer, III	Senior Vice President
Kevin J. Hopkins Jr., CFA	Vice President
Christopher T. Kelley	Vice President

*	Member of the IPC

Please retain this Supplement for future reference